Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2025
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

19 Interest-bearing loans and borrowings

		Repayment	2025	2024
		dates	$m	$m
Current liabilities
Bank overdrafts		On demand	13	59
Other short-term borrowings excluding overdrafts			158	90
Collateral received from derivative counterparties			473	181
Lease liabilities			382	339
3.375% Callable bond	US dollars	2025	–	1,997
0.7% Callable bond	US dollars	2026	1,200	–
1.2% Callable bond	US dollars	2026	1,250	–
Other loans		Within one year	10	10
Total			3,486	2,676
Non-current liabilities
Lease liabilities			1,421	1,113
0.7% Callable bond	US dollars	2026	–	1,198
1.2% Callable bond	US dollars	2026	–	1,249
4.8% Callable bond	US dollars	2027	1,248	1,247
3.625% Callable bond	euros	2027	880	780
3.125% Callable bond	US dollars	2027	749	748
4.875% Callable bond	US dollars	2028	1,097	1,096
1.25% Callable bond	euros	2028	936	829
1.75% Callable bond	US dollars	2028	1,248	1,247
4% Callable bond	US dollars	2029	997	996
4.85% Callable bond	US dollars	2029	1,247	1,246
0.375% Callable bond	euros	2029	936	829
4.9% Callable bond	US dollars	2030	647	646
3.121% Callable bond	euros	2030	764	682
1.375% Callable bond	US dollars	2030	1,295	1,295
4.9% Callable bond	US dollars	2031	995	994
2.25% Callable bond	US dollars	2031	748	747
5.75% Non-callable bond	pounds sterling	2031	469	438
3.75% Callable bond	euros	2032	878	778
4.875% Callable bond	US dollars	2033	497	497
3.278% Callable bond	euros	2033	870	786
5% Callable bond	US dollars	2034	1,490	1,489
6.45% Callable bond	US dollars	2037	2,728	2,727
4% Callable bond	US dollars	2042	989	989
4.375% Callable bond	US dollars	2045	982	982
4.375% Callable bond	US dollars	2048	738	738
2.125% Callable bond	US dollars	2050	488	487
3% Callable bond	US dollars	2051	736	735
Other loans	US dollars		63	31
Total			26,136	27,619
Total interest-bearing loans and borrowings[1]			29,622	30,295

1	All loans and borrowings above are unsecured.

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2025	2024	2023
	$m	$m	$m
At 1 January	30,295	28,622	29,232
Changes from financing cash flows
Issue of loans and borrowings	15	6,492	3,816
Repayment of loans and borrowings	(2,029)	(4,652)	(4,942)
Movement in short-term borrowings	364	(31)	161
Repayment of obligations under leases	(372)	(316)	(268)
Total changes in cash flows arising on financing activities from borrowings	(2,022)	1,493	(1,233)
Movement in overdrafts	(47)	(144)	20
New lease liabilities	566	710	444
Additions through business combinations	–	12	–
Exchange	692	(361)	187
Other movements	138	(37)	(28)
At 31 December	29,622	30,295	28,622

Included in prior year cash flows is $833m in 2024 and $867m in 2023 relating to the Acerta Pharma share purchase. This liability was fully extinguished in 2024.

Set out below is a comparison by category of carrying values and fair values of all the Group’s interest-bearing loans and borrowings:

	Instruments		Instruments		Instruments			Total
	designated in net		designated in		designated in		Amortised	carrying	Fair
	investment hedge	[1]	cash flow hedge	[2]	fair value hedge	[3]	cost	value	value
	$m		$m		$m		$m	$m	$m
2024
Overdrafts	–		–		–		59	59	59
Lease liabilities due within one year	–		–		–		339	339	339
Lease liabilities due after more than one year	–		–		–		1,113	1,113	1,113
Loans and borrowings due within one year	–		–		–		2,278	2,278	2,263
Loans and borrowings due after more than one year	1,267		2,387		1,468		21,384	26,506	25,405
Total at 31 December 2024	1,267		2,387		1,468		25,173	30,295	29,179
2025
Overdrafts	–		–		–		13	13	13
Lease liabilities due within one year	–		–		–		382	382	382
Lease liabilities due after more than one year	–		–		–		1,421	1,421	1,421
Loans and borrowings due within one year	–		–		–		3,091	3,091	3,068
Loans and borrowings due after more than one year	1,405		2,694		1,634		18,982	24,715	24,337
Total at 31 December 2025	1,405		2,694		1,634		23,889	29,622	29,221

1	Instruments designated in a net investment hedge are our euro 800m 0.375% 2029 Callable bond and our pounds sterling 350m 5.75% 2031 Non-callable bond. The 2024 value of $1,267m was previously presented within the Amortised cost column; from 2025 the presentation has been revised to present this within the Instruments designated in net investment hedge column.
2	Instruments designated in cash flow hedges are our euro 750m 3.625% 2027 Callable bond, our euro 800m 1.25% 2028 Callable bond, and our euro 750m 3.75% 2032 Callable bond.
3	Instruments designated in fair value hedges are our euro 650m 3.121% 2030 Callable bond, and our euro 750m 3.278% 2033 Callable bond.

The fair value of fixed-rate publicly traded debt is based on year end quoted market prices; the fair value of floating rate debt is nominal value, as mark-to-market differences would be minimal given the frequency of resets. The carrying value of loans designated at FVPL is the fair value; this falls within the Level 1 valuation method as defined in Note 13. For loans designated in a fair value hedge relationship, carrying value is initially measured at fair value and remeasured for fair value changes in respect of the hedged risk at each reporting date. All other loans are held at amortised cost. Fair values, as disclosed in the table above, are all determined using the Level 1 valuation method as defined in Note 13, with the exception of overdrafts and lease liabilities, where fair value approximates to carrying values.

The adjustment to the carrying value of bonds designated in a fair value hedge relationship in the year was a decrease in the liability of $21m, and the cumulative adjustment was a decrease in the liability of $5m. A gain of $4m was made during the year on the fair value of bonds designated in a fair value hedge. Under IFRS 9 'Financial Instruments', the Group records the component of fair value changes relating to the component of own credit risk through Other comprehensive income. Changes in credit risk had no material effect on any other financial assets and liabilities recognised at fair value in the Group Financial Statements. The change in fair value attributable to changes in credit risk is calculated as the change in fair value not attributable to market risk.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

			2025			2024
Loans and borrowings	1.9%	to	2.6%	2.0%	to	2.9%